Other Income (Tables)	12 Months Ended
Dec. 31, 2016
Other Income
Schedule of components of other income

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Government grants	121,463	282,330	282,866
Claims for goods insurance	27,754	11,136	19,694
Others	4,760	14,965	55,469

Total other income	153,977	308,431	358,029